Lease liability and Right-of-use assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 72	$ 62	$ 57
Expense relating to short-term leases for which recognition exemption has been used	7	5	3
Expense relating to leases of low-value assets for which recognition exemption has been used	5	6	6
Cash outflow	336	321	319
Cash outflows for short term and low value leases	12	11	9
Cash outflows for payments of leases interest	62	52	48
Repayment of lease liability	$ 262	$ 258	$ 262
Weighted average interest rate lease liabilities	4.00%	3.50%	3.30%
Not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 56
Later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 1,300